General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 264	$ 145		$ 143
Administrative and Other	225	102		90
Stock-Based Compensation Expense (Recovery) (Note 32)	159	49		67
Other Incentive Benefits Expense (Recovery)	201	(4)		31
General and Administrative Expenses	$ 849	$ 292	[1]	$ 331	[1]

[1]	See Note 3(w) for revisions to comparative results.